UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2022

Date of reporting period:	05/31/2022

Item 1 – Reports to Stockholders –

PGIM JENNISON MLP FUND

SEMIANNUAL REPORT

MAY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison MLP Fund informative and useful. The report covers performance for the six-month period ended May 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison MLP Fund

July 15, 2022

PGIM Jennison MLP Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 5/31/22	Average Annual Total Returns as of 5/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	22.29	20.12	2.72	0.77 (12/18/2013)

Class C	21.83	25.32	3.15	0.70 (12/18/2013)

Class Z	22.33	27.45	4.20	1.72 (12/18/2013)

Class R6	22.50	27.63	N/A	4.08 (01/26/2018)

Alerian MLP Index

	32.43	27.52	2.62	—

S&P 500 Index

	-8.85	-0.30	13.38	—

Average Annual Total Returns as of 5/31/22 Since Inception (%)
	Class A, Class C, Class Z (12/18/2013)	Class R6 (01/26/2018)

Alerian MLP Index	-0.83	2.82

S&P 500 Index	12.15	11.14

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Alerian MLP Index—The Alerian MLP Index is an unmanaged index and the leading gauge of energy Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index constituents represent approximately 85% of total float-adjusted market capitalization.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison MLP Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2022

Ten Largest Holdings	Line of Business	% of Net Assets

Energy Transfer LP	Oil & Gas Storage & Transportation	11.5%

Targa Resources Corp.	Oil & Gas Storage & Transportation	10.6%

Cheniere Energy, Inc.	Oil & Gas Storage & Transportation	9.3%

DCP Midstream LP	Oil & Gas Storage & Transportation	8.4%

Western Midstream Partners LP	Oil & Gas Storage & Transportation	7.1%

Plains GP Holdings LP (Class A Stock)	Oil & Gas Storage & Transportation	7.0%

Williams Cos., Inc. (The)	Oil & Gas Storage & Transportation	6.4%

Enterprise Products Partners LP	Oil & Gas Storage & Transportation	4.9%

MPLX LP	Oil & Gas Storage & Transportation	4.7%

Magellan Midstream Partners LP	Oil & Gas Storage & Transportation	3.7%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison MLP Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison MLP Fund		Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,222.90	1.47%	$ 8.15

	Hypothetical	$ 1,000.00	$1,017.60	1.47%	$ 7.39

Class C	Actual	$1,000.00	$1,218.30	2.20%	$12.17

	Hypothetical	$ 1,000.00	$1,013.96	2.20%	$ 11.05

Class Z	Actual	$1,000.00	$1,223.30	1.17%	$ 6.49

	Hypothetical	$ 1,000.00	$1,019.10	1.17%	$ 5.89

Class R6	Actual	$1,000.00	$1,225.00	1.09%	$ 6.05

	Hypothetical	$ 1,000.00	$1,019.50	1.09%	$ 5.49

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 103.2%

COMMON STOCKS 49.1%

Coal & Consumable Fuels 1.8%

Enviva, Inc.	122,716	$9,558,349

Oil & Gas Storage & Transportation 47.3%

Cheniere Energy, Inc.	363,414	49,704,133
DT Midstream, Inc.	235,738	13,696,378
Enbridge, Inc. (Canada)	343,797	15,881,772
EnLink Midstream LLC, UTS*	1,599,943	18,239,350
Equitrans Midstream Corp.	1,324,078	10,420,494
Kinder Morgan, Inc.	471,063	9,275,230
Kinetik Holdings, Inc.	64,917	5,455,625
New Fortress Energy, Inc.	135,268	6,302,136
ONEOK, Inc.	166,080	10,936,368
Pembina Pipeline Corp. (Canada)	349,216	14,052,452
Targa Resources Corp.	787,152	56,690,687
TC Energy Corp. (Canada)	130,362	7,545,402
Williams Cos., Inc. (The)	920,358	34,108,467

		252,308,494

TOTAL COMMON STOCKS
(cost $171,324,257)		261,866,843

MASTER LIMITED PARTNERSHIPS 53.5%

Oil & Gas Storage & Transportation 52.4%

Crestwood Equity Partners LP	353,207	10,292,452
DCP Midstream LP	1,250,131	44,892,204
Energy Transfer LP	5,257,462	61,302,007
Enterprise Products Partners LP	944,403	25,895,530
Genesis Energy LP	380,719	4,660,001
Hess Midstream LP (Class A Stock)	244,119	7,955,838
Magellan Midstream Partners LP	377,184	19,500,413
MPLX LP	766,345	25,251,068
Plains All American Pipeline LP	387,796	4,416,996
Plains GP Holdings LP (Class A Stock)*	3,116,027	37,267,683
Western Midstream Partners LP	1,359,773	37,597,723

		279,031,915

See Notes to Financial Statements.

PGIM Jennison MLP Fund    9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value

MASTER LIMITED PARTNERSHIPS (Continued)

Renewable Electricity 1.1%

NextEra Energy Partners LP	84,827	$6,077,855

TOTAL MASTER LIMITED PARTNERSHIPS
(cost $198,008,870)		285,109,770

PREFERRED STOCK 0.6%

Electric Utilities

NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23 (cost $3,232,630)	64,330	3,155,387

TOTAL LONG-TERM INVESTMENTS
(cost $372,565,757)		550,132,000

SHORT-TERM INVESTMENT 1.3%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $7,192,783)	7,192,783	7,192,783

TOTAL INVESTMENTS 104.5%
(cost $379,758,540)		557,324,783
Liabilities in excess of other assets (4.5)%		(24,211,758)

NET ASSETS 100.0%		$533,113,025

Below is a list of the abbreviation(s) used in the semiannual report:

CVT — Convertible Security

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

UTS — Unit Trust Security

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of May 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Coal & Consumable Fuels	$9,558,349	$—	$—
Oil & Gas Storage & Transportation	252,308,494	—	—
Master Limited Partnerships
Oil & Gas Storage & Transportation	279,031,915	—	—
Renewable Electricity	6,077,855	—	—
Preferred Stock
Electric Utilities	3,155,387	—	—
Short-Term Investment
Unaffiliated Fund	7,192,783	—	—

Total	$557,324,783	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2022 were as follows:

Oil & Gas Storage & Transportation	99.7%
Coal & Consumable Fuels	1.8
Unaffiliated Fund	1.3
Renewable Electricity	1.1
Electric Utilities	0.6

104.5
Liabilities in excess of other assets	(4.5)

100.0%

See Notes to Financial Statements.

PGIM Jennison MLP Fund    11

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2022

Assets

Unaffiliated investments (cost $379,758,540)	$557,324,783
Receivable for Fund shares sold	1,210,273
Dividends receivable	282,591
Tax reclaim receivable	72,215
Prepaid expenses	822

Total Assets	558,890,684

Liabilities

Deferred tax liability	23,181,183
Payable for investments purchased	1,025,800
Payable for Fund shares purchased	927,251
Management fee payable	448,099
Accrued expenses and other liabilities	141,762
Distribution fee payable	35,184
Franchise tax payable	13,652
Trustees’ fees payable	2,525
Affiliated transfer agent fee payable	2,203

Total Liabilities	25,777,659

Net Assets	$533,113,025

Net assets were comprised of:
Shares of beneficial interest, at par	$76,398
Paid-in capital in excess of par	479,936,543
Total distributable earnings (loss)	53,100,084

Net assets, May 31, 2022	$533,113,025

See Notes to Financial Statements.

Class A

Net asset value, offering price and redemption price per share,
($36,840,767 ÷ 5,391,742 shares of beneficial interest issued and outstanding)	$6.83
Maximum sales charge (5.50% of offering price)	0.40

Maximum offering price to public	$7.23

Class C

Net asset value, offering price and redemption price per share,
($33,099,528 ÷ 5,271,691 shares of beneficial interest issued and outstanding)	$6.28

Class Z

Net asset value, offering price and redemption price per share,
($404,532,207 ÷ 57,421,777 shares of beneficial interest issued and outstanding)	$7.04

Class R6

Net asset value, offering price and redemption price per share,
($58,640,523 ÷ 8,313,070 shares of beneficial interest issued and outstanding)	$7.05

See Notes to Financial Statements.

PGIM Jennison MLP Fund    13

Statement of Operations  (unaudited)

Six Months Ended May 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated distributions and dividend income (net of $163,658 foreign withholding tax)	$13,915,475
Less: Return of capital on distributions	(7,545,893)
Affiliated dividend income	393

Total income	6,369,975

Expenses
Management fee	2,430,608
Distribution fee(a)	201,321
Transfer agent’s fees and expenses (including affiliated expense of $7,928)(a)	204,513
Tax service fees	48,117
Custodian and accounting fees	33,380
Registration fees(a)	31,197
Audit fee	29,668
Shareholders’ reports	27,303
Legal fees and expenses	10,347
Trustees’ fees	7,475
Franchise tax expense	6,483
Miscellaneous	12,284

Total expenses	3,042,696
Less: Distribution fee waiver(a)	(7,992)

Net expenses	3,034,704

Net Investment income (loss), before deferred taxes	3,335,271
Deferred tax benefit/(expense)	(590,403)

Net investment income (loss), net of taxes	2,744,868

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	4,748,768
Deferred tax expense	(840,693)
Foreign currency transactions	426

3,908,501

Net change in unrealized appreciation (depreciation) on:
Investments	107,654,367
Deferred tax expense	(19,058,656)
Foreign currencies	10,707

88,606,418

Net gain (loss) on investment and foreign currency transactions, net of deferred taxes	92,514,919

Net Increase (Decrease) In Net Assets Resulting From Operations	$95,259,787

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	47,955	153,366	—	—
Transfer agent’s fees and expenses	16,468	13,580	174,296	169
Registration fees	6,851	6,495	13,186	4,665
Distribution fee waiver	(7,992)	—	—	—

See Notes to Financial Statements.

PGIM Jennison MLP Fund    15

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended May 31, 2022	Year Ended November 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss), net of taxes	$2,744,868	$974,101
Net realized gain (loss) on investment and foreign currency transactions, net of deferred taxes	3,908,501	6,525,082
Net change in unrealized appreciation (depreciation) on investments and foreign currencies, net of deferred taxes	88,606,418	115,116,188

Net increase (decrease) in net assets resulting from operations	95,259,787	122,615,371

Dividends and Distributions
Distributions from distributable earnings
Class A	(534,133)	(519,745)
Class C	(538,620)	(590,161)
Class Z	(5,992,055)	(6,150,858)
Class R6	(770,037)	(725,863)

	(7,834,845)	(7,986,627)

Tax return of capital distributions
Class A	(490,583)	(967,094)
Class C	(494,706)	(1,098,119)
Class Z	(5,503,513)	(11,444,955)
Class R6	(707,255)	(1,350,620)

	(7,196,057)	(14,860,788)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	104,549,888	118,099,379
Net asset value of shares issued in reinvestment of dividends and distributions	15,012,618	22,724,717
Cost of shares purchased	(89,189,806)	(130,841,241)

Net increase (decrease) in net assets from Fund share transactions	30,372,700	9,982,855

Total increase (decrease)	110,601,585	109,750,811

Net Assets:

Beginning of period	422,511,440	312,760,629

End of period	$533,113,025	$422,511,440

See Notes to Financial Statements.

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	May 31,		Year Ended November 30,
	2022		2021		2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.76		$4.42		$5.87	$6.50	$6.95	$7.99
Income (loss) from investment operations:
Net investment income (loss)	0.04		(-	)(b)(c)	0.02	- (c)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.23		1.66		(1.12)	(0.18)	0.01	(0.53)
Total from investment operations	1.27		1.66		(1.10)	(0.18)	-	(0.58)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.11)		-	-	-	(0.09)
Tax return of capital distributions	(0.10)		(0.21)		(0.35)	(0.45)	(0.45)	(0.37)
Total dividends and distributions	(0.20)		(0.32)		(0.35)	(0.45)	(0.45)	(0.46)
Net asset value, end of period	$6.83		$5.76		$4.42	$5.87	$6.50	$6.95
Total Return(d):	22.29%		37.90%		(18.96)%	(3.24)%	(0.31)%	(7.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,841		$28,139		$20,308	$45,620	$55,342	$60,440
Average net assets (000)	$32,058		$25,733		$28,294	$51,347	$64,395	$67,422
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement, before taxes	1.47	%(g)	1.50%		1.50%	1.47%	1.47%	1.47%
Expenses after waivers and/or expense reimbursement, net of taxes(h)	5.67	%(g)	1.02%		1.97%	1.43%	2.02%	0.56%
Expenses before waivers and/or expense reimbursement, before taxes	1.52	%(g)	1.55%		1.57%	1.52%	1.52%	1.52%
Net investment income (loss)	1.18	%(g)	(0.03)%		0.44%	0.05%	(0.20)%	(0.46)%
Net investment income (loss), net of taxes(i)	1.06	%(g)	(0.03)%		0.45%	0.05%	(0.27)%	(0.63)%
Portfolio turnover rate(j)	18%		42%		45%	23%	41%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(i)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund    17

Financial Highlights   (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	May 31,		Year Ended November 30,
	2022		2021		2020		2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.33		$4.14		$5.56		$6.22	$6.72	$7.80
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.03	)(b)	(0.02	)(b)	(0.03)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.14		1.54		(1.05)		(0.18)	0.02	(0.52)
Total from investment operations	1.15		1.51		(1.07)		(0.21)	(0.05)	(0.62)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.11)		-		-	-	(0.09)
Tax return of capital distributions	(0.10)		(0.21)		(0.35)		(0.45)	(0.45)	(0.37)
Total dividends and distributions	(0.20)		(0.32)		(0.35)		(0.45)	(0.45)	(0.46)
Net asset value, end of period	$6.28		$5.33		$4.14		$5.56	$6.22	$6.72
Total Return(c):	21.83%		36.83%		(19.49)%		(3.89)%	(1.08)%	(8.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,100		$27,871		$22,823		$38,772	$54,739	$50,863
Average net assets (000)	$30,757		$27,590		$27,522		$47,560	$58,523	$48,552
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement, before taxes	2.20	%(f)	2.23%		2.25%		2.21%	2.20%	2.22%
Expenses after waivers and/or expense reimbursement, net of taxes(g)	6.40	%(f)	1.75%		2.72%		2.17%	2.73%	1.31%
Expenses before waivers and/or expense reimbursement, before taxes	2.20	%(f)	2.23%		2.25%		2.21%	2.20%	2.22%
Net investment income (loss)	0.41	%(f)	(0.68)%		(0.38)%		(0.56)%	(0.95)%	(1.20)%
Net investment income (loss), net of taxes(h)	0.29	%(f)	(0.68)%		(0.37)%		(0.56)%	(1.01)%	(1.37)%
Portfolio turnover rate(i)	18%		42%		45%		23%	41%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months
	Ended
	May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.93		$4.53	$5.98	$6.60	$7.03	$8.06
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.02	0.03	0.02	- (b)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		1.70	(1.13)	(0.19)	0.02	(0.54)
Total from investment operations	1.31		1.72	(1.10)	(0.17)	0.02	(0.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.11)	-	-	-	(0.09)
Tax return of capital distributions	(0.10)		(0.21)	(0.35)	(0.45)	(0.45)	(0.37)
Total dividends and distributions	(0.20)		(0.32)	(0.35)	(0.45)	(0.45)	(0.46)
Net asset value, end of period	$7.04		$5.93	$4.53	$5.98	$6.60	$7.03
Total Return(c):	22.33%		38.32%	(18.60)%	(2.89)%	(0.01)%	(7.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$404,532		$323,886	$252,513	$352,610	$387,972	$320,895
Average net assets (000)	$377,033		$315,208	$267,715	$388,262	$381,251	$300,038
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.17	%(f)	1.19%	1.20%	1.17%	1.17%	1.23%
Expenses after waivers and/or expense reimbursement, net of taxes(g)	5.37	%(f)	0.71%	1.67%	1.13%	1.73%	0.32%
Expenses before waivers and/or expense reimbursement, before taxes	1.17	%(f)	1.19%	1.20%	1.17%	1.17%	1.23%
Net investment income (loss)	1.45	%(f)	0.34%	0.62%	0.37%	0.04%	(0.19)%
Net investment income (loss), net of taxes(h)	1.33	%(f)	0.35%	0.63%	0.37%	(0.02)%	(0.36)%
Portfolio turnover rate(i)	18%		42%	45%	23%	41%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund    19

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2022					January 26, 2018(a) through November 30, 2018
			Year Ended November 30,
			2021	2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.93		$4.53	$5.98	$6.59	$7.90
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.01	0.02	0.07	(-	)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		1.71	(1.12)	(0.23)	(0.86)
Total from investment operations	1.32		1.72	(1.10)	(0.16)	(0.86)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.11)	-	-	-
Tax return of capital distributions	(0.10)		(0.21)	(0.35)	(0.45)	(0.45)
Total dividends and distributions	(0.20)		(0.32)	(0.35)	(0.45)	(0.45)
Net asset value, end of period	$7.05		$5.93	$4.53	$5.98	$6.59
Total Return(d):	22.50%		38.32%	(18.60)%	(2.89)%	(11.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,641		$42,615	$17,116	$2,611	$10,722
Average net assets (000)	$47,609		$35,663	$3,836	$7,303	$10,102
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.09	%(f)	1.11%	1.20%	1.17%	1.17	%(f)
Expenses after waivers and/or expense reimbursement, net of taxes(g)	5.29	%(f)	0.63%	1.67%	1.13%	0.34	%(f)
Expenses before waivers and/or expense reimbursement, before taxes	1.09	%(f)	1.11%	1.33%	1.41%	1.33	%(f)
Net investment income (loss)	1.54	%(f)	0.21%	0.53%	1.06%	(0.07	)%(f)
Net investment income (loss), net of taxes(h)	1.42	%(f)	0.22%	0.54%	1.06%	0.03	%(f)
Portfolio turnover rate(i)	18%		42%	45%	23%	41%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 18 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison MLP Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison MLP Fund    21

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, MLPs, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Jennison MLP Fund    23

Notes to Financial Statements  (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Distributions from MLPs: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2022, the Fund estimates that 65% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 21% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized.

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2022, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

PGIM Jennison MLP Fund    25

Notes to Financial Statements  (unaudited) (continued)

Dividends and Distributions: The Fund expects to pay distributions from its gross income to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
1.00% of average daily net assets up to $1 billion;	1.00%
0.98% of average daily net assets from $1 billion to $3 billion;
0.96% of average daily net assets from $3 billion to $5 billion;
0.95% of average daily net assets from $5 billion to $10 billion;
0.94% of average daily net assets over $10 billion

The Manager has contractually agreed, through March 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.50%
C	2.25
Z	1.25
R6	1.20

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2023 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended May 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$98,724	$ —
C	—	203

PGIM Jennison MLP Fund    27

Notes to Financial Statements  (unaudited) (continued)

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$111,672,210	$90,138,729

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended May 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$1,495,953	$13,907,752	$15,403,705	$—	$—	$—	—	$393

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Distributions and Tax Information

Currently, the federal income tax rate for a corporation is 21%. The Fund is currently using an estimated rate of 1.50% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2022	Current	Deferred	Total
Federal	$—	$24,352,344	$24,352,344
State	—	1,781,110	1,781,110
Valuation Allowance	—	(5,643,702)	(5,643,702)

Total tax expense/(benefit)	$—	$20,489,752	$20,489,752

The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount	Rate
Application of statutory income tax rate	$24,307,403	21.00%
State income taxes, net of Federal benefit	1,736,243	1.50%
Change in estimated tax rate	41,658	0.04%
Effect of permanent difference	48,150	0.04%
Change in valuation allowance	(5,643,702)	(4.88)%
Total income tax expense/(benefit)	$20,489,752	17.70%

As of May 31, 2022, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$5,332,380
Capital loss carryforward	17,393,574
Other adjustments	10,907
Valuation allowance	232,572

Deferred tax liabilities:
Net unrealized gain on investment securities (tax basis)	(34,482,298)
GAAP vs tax deferred income from MLP Investments	(11,668,318)

Net deferred tax liability	$(23,181,183)

PGIM Jennison MLP Fund    29

Notes to Financial Statements  (unaudited) (continued)

Net operating loss carryforwards are available to offset future taxable income. The Tax Cuts and Jobs Act (TCJA) of 2017 eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation on the utilization of any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. The 80% limitation established by the TCJA was effective for the NOLs generated in the fiscal period ending in November 30, 2019. The Coronavirus Aid, Relief, and Economic Stability Act (CARES Act) was signed into law on March 27, 2020. The CARES Act delays the application of the 80% net operating loss limitation, established under the TCJA, to tax years ending November 30, 2022 and beyond. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2017	$5,251,630	November 30, 2037
November 30, 2018	9,542,499	November 30, 2038
November 30, 2019	78,648	Indefinite
November 30, 2022	8,826,689	Indefinite

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2023. The Fund has capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2018	$1,311,241	November 30, 2023
November 30, 2019	15,377,804	November 30, 2024
November 30, 2020	60,615,727	November 30, 2025

For the six months ended May 31, 2022, the tax character of dividends paid by the Fund were $7,834,845 of ordinary income and $7,196,057 of tax return of capital. For the year ended November 30, 2021, the tax character of dividends paid by the Fund were $7,986,627 of ordinary income and $14,860,788 of tax return of capital.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$352,217,230	$209,492,968	$(4,385,415)	$205,107,553

GAAP basis may differ from tax basis due to certain tax-related adjustments.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of May 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	6,532,667	78.6%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	5.3%
Unaffiliated	7	80.0

PGIM Jennison MLP Fund    31

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended May 31, 2022:
Shares sold	1,004,488	$6,631,819
Shares issued in reinvestment of dividends and distributions	159,055	1,016,839
Shares purchased	(608,814)	(3,887,093)
Net increase (decrease) in shares outstanding before conversion	554,729	3,761,565
Shares issued upon conversion from other share class(es)	292,060	1,831,925
Shares purchased upon conversion into other share class(es)	(336,982)	(2,089,806)
Net increase (decrease) in shares outstanding	509,807	$3,503,684

Year ended November 30, 2021:
Shares sold	1,476,911	$7,873,521
Shares issued in reinvestment of dividends and distributions	264,658	1,472,818
Shares purchased	(1,747,823)	(9,312,023)
Net increase (decrease) in shares outstanding before conversion	(6,254)	34,316
Shares issued upon conversion from other share class(es)	484,492	2,552,317
Shares purchased upon conversion into other share class(es)	(189,803)	(1,021,063)
Net increase (decrease) in shares outstanding	288,435	$1,565,570

Class C
Six months ended May 31, 2022:
Shares sold	562,191	$3,323,962
Shares issued in reinvestment of dividends and distributions	174,600	1,026,769
Shares purchased	(438,603)	(2,608,219)
Net increase (decrease) in shares outstanding before conversion	298,188	1,742,512
Shares purchased upon conversion into other share class(es)	(255,644)	(1,464,260)
Net increase (decrease) in shares outstanding	42,544	$278,252

Year ended November 30, 2021:
Shares sold	1,243,694	$6,034,204
Shares issued in reinvestment of dividends and distributions	325,324	1,676,421
Shares purchased	(1,370,226)	(6,765,585)
Net increase (decrease) in shares outstanding before conversion	198,792	945,040
Shares purchased upon conversion into other share class(es)	(488,267)	(2,500,949)
Net increase (decrease) in shares outstanding	(289,475)	$(1,555,909)

Share Class	Shares	Amount

Class Z
Six months ended May 31, 2022:
Shares sold	12,288,105	$81,273,291
Shares issued in reinvestment of dividends and distributions	1,746,254	11,491,718
Shares purchased	(11,509,524)	(76,127,807)
Net increase (decrease) in shares outstanding before conversion	2,524,835	16,637,202
Shares issued upon conversion from other share class(es)	378,380	2,402,480
Shares purchased upon conversion into other share class(es)	(112,108)	(725,522)
Net increase (decrease) in shares outstanding	2,791,107	$18,314,160

Year ended November 30, 2021:
Shares sold	16,288,763	$89,307,107
Shares issued in reinvestment of dividends and distributions	3,067,575	17,498,995
Shares purchased	(19,595,080)	(109,425,600)
Net increase (decrease) in shares outstanding before conversion	(238,742)	(2,619,498)
Shares issued upon conversion from other share class(es)	444,271	2,477,030
Shares purchased upon conversion into other share class(es)	(1,367,892)	(8,088,350)
Net increase (decrease) in shares outstanding	(1,162,363)	$(8,230,818)

Class R6
Six months ended May 31, 2022:
Shares sold	1,938,426	$13,320,816
Shares issued in reinvestment of dividends and distributions	223,802	1,477,292
Shares purchased	(1,037,564)	(6,566,687)
Net increase (decrease) in shares outstanding before conversion	1,124,664	8,231,421
Shares issued upon conversion from other share class(es)	6,674	45,183
Net increase (decrease) in shares outstanding	1,131,338	$8,276,604

Year ended November 30, 2021:
Shares sold	2,853,303	$14,884,547
Shares issued in reinvestment of dividends and distributions	360,937	2,076,483
Shares purchased	(893,316)	(5,338,033)
Net increase (decrease) in shares outstanding before conversion	2,320,924	11,622,997
Shares issued upon conversion from other share class(es)	1,079,406	6,581,015
Net increase (decrease) in shares outstanding	3,400,330	$18,204,012

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022

PGIM Jennison MLP Fund    33

Notes to Financial Statements  (unaudited) (continued)

SCA
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2022. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $2,455,333, borrowed at a weighted average interest rate of 2.11%. The maximum loan outstanding amount during the period was $6,785,000. At May 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Energy Sector Risk: The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy. A downturn in the energy sector could have a larger impact on the Fund than on funds that are broadly diversified across many sectors and industries. At times, the performance of securities of companies in the energy sector may lag behind the performance of other sectors or industries or the broader market as a whole. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices which may result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries), market conditions, weather patterns, domestic production levels, volume of imports, energy conservation, domestic and foreign governmental regulation, international politics, policies of the Organization of Petroleum Exporting Countries (“OPEC”), taxation, tariffs, and the availability and costs of local, intrastate and interstate transportation methods; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy sector is highly regulated. Changes in the regulatory environment for energy companies may adversely impact their profitability. There is an inherent risk that MLPs and other companies operating in the energy sector may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Hydraulic fracturing, or “fracking,” is a relatively new technique for releasing and extracting natural gas trapped in underground shale formations. The fracking sector is facing allegations from environmentalists and some landowners that the technique may cause serious difficulties, which has led to uncertainty about the nature, extent, and cost of the environmental regulation to which it may ultimately be subject.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

PGIM Jennison MLP Fund    35

Notes to Financial Statements  (unaudited) (continued)

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments

(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to

PGIM Jennison MLP Fund    37

Notes to Financial Statements  (unaudited) (continued)

require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: The Fund’s investment policies involve complicated and in some cases unsettled accounting, tax and valuation issues that may result in unexpected and potentially significant consequences for the Fund and its shareholders. Tax risks associated with investments in the Fund include but are not limited to the following:

MLP Tax Risk: A change in current tax law or a change in the underlying business mix of a given MLP could result in the MLP being treated as a corporation rather than a partnership for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

Fund Structure Risk: Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a flat rate of 21%), and will also be subject to state and local income taxes. The 20% deduction for “qualified business income” and certain other items of income will not be available to Fund shareholders, but might be available to an individual investing directly in an MLP.

Tax Estimation/NAV Risk: In calculating the Fund’s daily net asset value (“NAV”), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund’s NAV, and any deferred tax asset balance (reduced by any valuation allowance) will increase the Fund’s NAV. To estimate these amounts, the Fund will rely to some extent on information provided by MLPs, which may not be provided on a timely basis. The daily estimate of these amounts could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Distribution Risk: Due to the tax characterization of distributions made by MLPs, the Fund expects that a significant portion of its distributions will consist of return of capital for U.S. federal tax purposes. Additionally, to the extent that the Fund’s distributions to shareholders approximately equal the distribution rate that the Fund receives from the Fund’s MLP investments and the other securities in which the Fund invests, including any income (without any deduction for Fund expenses), a larger portion of the Fund’s distribution to shareholders will consist of return of capital for U.S. federal tax purposes than the distributions the Fund receives from the MLPs. Generally, a fund distribution will constitute return of capital, rather than a qualified or other taxable dividend, to the extent that it exceeds the Fund’s current and accumulated earnings and profits. Return of capital reduces a shareholder’s adjusted cost basis in the Fund’s shares, impacting the amount of any capital gains or loss realized by the shareholder upon selling the Fund’s shares. Once a shareholder’s adjusted cost basis has been reduced to zero (due to return of capital), any further distributions will be treated as capital gains.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison MLP Fund    39

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison MLP Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

 PGIM JENNISON MLP FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRPAX	PRPCX	PRPZX	PRPQX

CUSIP	74440G701	74440G800	74440G883	74440G859

MF218E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Andrew R. French Andrew R. French Secretary

Date:	July 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 19, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	July 19, 2022